Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000174813
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	I Class Shares
Trading Symbol	AEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, I Class Shares	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2025, the Acadian Emerging Markets Portfolio I Class returned 25.39% (on a NAV basis), versus 28.69% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were United Arab Emirates, Taiwan, and Hungary. The portfolio was generally underweighted relative to the benchmark in India, South Africa, and Kuwait. At the sector level, the portfolio was focused on Communication Services, Information Technology, and Financials, while Materials, Consumer Staples, and Consumer Discretionary were the greatest underweights.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Acadian Emerging Markets Portfolio, I Class Shares	MSCI Emerging Markets Index (USD) (Gross)
Oct/16	$1,000,000	$1,000,000
Oct/17	$1,280,132	$1,269,080
Oct/18	$1,092,890	$1,114,412
Oct/19	$1,178,827	$1,251,404
Oct/20	$1,216,571	$1,359,275
Oct/21	$1,503,785	$1,594,903
Oct/22	$1,063,753	$1,104,824
Oct/23	$1,328,354	$1,229,223
Oct/24	$1,715,571	$1,548,166
Oct/25	$2,151,136	$1,992,274

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Acadian Emerging Markets Portfolio, I Class Shares	25.39%	12.07%	8.88%
MSCI Emerging Markets Index (USD) (Gross)	28.69%	7.95%	7.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,288,277,213
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 9,696,684
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,288,277,213	514	$9,696,684	75%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.9%
Short-Term Investment	0.8%
Poland	1.5%
Hungary	1.6%
Thailand	1.7%
South Africa	2.5%
Saudi Arabia	2.5%
United Arab Emirates	3.0%
Brazil	3.3%
Hong Kong	10.5%
South Korea	13.1%
India	13.7%
China	19.5%
Taiwan	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	11.5%
Tencent Holdings	4.3%
Samsung Electronics	3.5%
SK Hynix	3.0%
Alibaba Group Holding	2.8%
China Construction Bank, Cl H	2.2%
MediaTek	1.6%
OTP Bank Nyrt	1.6%
BOE Technology Group, Cl A	1.6%
NetEase	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund
C000015706
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	Investor Class Shares
Trading Symbol	AEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Investor Class Shares	$147	1.31%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2025, the Acadian Emerging Markets Portfolio Investor Class returned 25.16% (on a NAV basis), versus 28.69% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were United Arab Emirates, Taiwan, and Hungary. The portfolio was generally underweighted relative to the benchmark in India, South Africa, and Kuwait. At the sector level, the portfolio was focused on Communication Services, Information Technology, and Financials, while Materials, Consumer Staples, and Consumer Discretionary were the greatest underweights.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Acadian Emerging Markets Portfolio, Investor Class Shares	MSCI Emerging Markets Index (USD) (Gross)
Oct/15	$10,000	$10,000
Oct/16	$10,943	$10,967
Oct/17	$13,990	$13,917
Oct/18	$11,913	$12,221
Oct/19	$12,832	$13,724
Oct/20	$13,222	$14,907
Oct/21	$16,309	$17,491
Oct/22	$11,510	$12,116
Oct/23	$14,344	$13,480
Oct/24	$18,484	$16,978
Oct/25	$23,133	$21,848

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Acadian Emerging Markets Portfolio, Investor Class Shares	25.16%	11.84%	8.75%
MSCI Emerging Markets Index (USD) (Gross)	28.69%	7.95%	8.13%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,288,277,213
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 9,696,684
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,288,277,213	514	$9,696,684	75%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.9%
Short-Term Investment	0.8%
Poland	1.5%
Hungary	1.6%
Thailand	1.7%
South Africa	2.5%
Saudi Arabia	2.5%
United Arab Emirates	3.0%
Brazil	3.3%
Hong Kong	10.5%
South Korea	13.1%
India	13.7%
China	19.5%
Taiwan	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	11.5%
Tencent Holdings	4.3%
Samsung Electronics	3.5%
SK Hynix	3.0%
Alibaba Group Holding	2.8%
China Construction Bank, Cl H	2.2%
MediaTek	1.6%
OTP Bank Nyrt	1.6%
BOE Technology Group, Cl A	1.6%
NetEase	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund
C000174812
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	Y Class Shares
Trading Symbol	AEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Y Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Y Class Shares	$135	1.20%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2025, the Acadian Emerging Markets Portfolio Y Class returned 25.29% (on a NAV basis), versus 28.69% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were United Arab Emirates, Taiwan, and Hungary. The portfolio was generally underweighted relative to the benchmark in India, South Africa, and Kuwait. At the sector level, the portfolio was focused on Communication Services, Information Technology, and Financials, while Materials, Consumer Staples, and Consumer Discretionary were the greatest underweights.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Acadian Emerging Markets Portfolio, Y Class Shares	MSCI Emerging Markets Index (USD) (Gross)
Oct/16	$100,000	$100,000
Oct/17	$128,013	$126,908
Oct/18	$109,053	$111,441
Oct/19	$117,659	$125,140
Oct/20	$121,370	$135,928
Oct/21	$150,019	$159,490
Oct/22	$106,046	$110,482
Oct/23	$132,349	$122,922
Oct/24	$170,797	$154,817
Oct/25	$213,994	$199,227

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Acadian Emerging Markets Portfolio, Y Class Shares	25.29%	12.01%	8.82%
MSCI Emerging Markets Index (USD) (Gross)	28.69%	7.95%	7.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,288,277,213
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 9,696,684
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,288,277,213	514	$9,696,684	75%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.9%
Short-Term Investment	0.8%
Poland	1.5%
Hungary	1.6%
Thailand	1.7%
South Africa	2.5%
Saudi Arabia	2.5%
United Arab Emirates	3.0%
Brazil	3.3%
Hong Kong	10.5%
South Korea	13.1%
India	13.7%
China	19.5%
Taiwan	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	11.5%
Tencent Holdings	4.3%
Samsung Electronics	3.5%
SK Hynix	3.0%
Alibaba Group Holding	2.8%
China Construction Bank, Cl H	2.2%
MediaTek	1.6%
OTP Bank Nyrt	1.6%
BOE Technology Group, Cl A	1.6%
NetEase	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund